Long term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
	2018	2017

Long-term debt, net of unamortized debt issuance costs	$41,517	$40,000
Less: current portion	-	-

Long-term debt, net of unamortized debt issuance costs	$41,517	$40,000

Schedule of Maturities of Long-term Debt [Table Text Block]	Future repayments, assuming the Company continues to meet the amended revenue covenants, are as follows:
2019	$-
2020	15,921
2021	21,229
2022	8,704
2023	-

Total repayments	$45,854